GOODWILL AND INTANGIBLE ASSETS - ESTIMATED AMORTIZATION EXPENSE (Details) $ in Millions	Jun. 30, 2018 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 280
Finite-Lived Intangible Assets, Amortization Expense, Year Two	254
Finite-Lived Intangible Assets, Amortization Expense, Year Three	205
Finite-Lived Intangible Assets, Amortization Expense, Year Four	188
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 177